INVENTORIES	12 Months Ended
Mar. 31, 2011
INVENTORIES

5. INVENTORIES

Inventories at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Finished goods	¥83,444	¥111,487
Work in process	41,409	47,388
Raw materials and supplies	52,508	74,024

	¥177,361	¥232,899